Long Term Debt - Term Bank Loans and Credit Facilities (Details) (USD $) In Thousands, unless otherwise specified	9 Months Ended	12 Months Ended
	Sep. 20, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Fixed Rate [Member]	Mar. 19, 2012 Vessel Raraka And New Buildings H1241 And H1242 [Member] Integer	Feb. 14, 2012 Vessel Fakarava [Member]	Mar. 19, 2012 Vessel Rakara [Member]	Feb. 14, 2012 Loan For Financing Of Three Vlocs Construction [Member] Integer
Line of credit facility amount outstanding					$ 458,333
Line of credit facilities number of installments						32			48
Amount of credit facility utilized							38,000	19,065
Debt Instrument, Unused Borrowing Capacity, Amount		189,389	109,037
Line Of Credit Facility Unused Capacity Commitment Fee Percentage Range		0.25% - 1.08%
Long-term Debt, Weighted Average Interest Rate		6.35%	5.45%	4.80%
Interest on long-term debt and amortization of debt issuance cost		222,635	178,040	107,293
Line Of Credit Facility Maximum Borrowing Capacity						$ 87,654			$ 122,580
Debt instrument frequency payment period	quarterly and semi annual	quarterly
Variable rate basis		LIBOR